RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Wages, salaries and allowances	$ 92	¥ 618	¥ 661
Housing subsidies	2	11	10
Contribution to pension plans	6	43	41
Total Compensation of key management personnel	$ 100	¥ 672	¥ 712